Acquisitions (Tables)	12 Months Ended
Mar. 31, 2014
Other Intangible Assets Recognized in the Acquisition

Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets not subject to amortization:
Asset management contracts	¥152,680	—
Trade names	18,115	—

	170,795

Intangibles subject to amortization:
Customer relationships	32,994	7
Software	1,941	7

	34,935

Total	¥205,730

Robeco Groep N. V.
Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed

The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed of Robeco.

Millions of yen
Fair value amounts of assets, liabilities and noncontrolling interest
Cash and Cash Equivalents	¥43,737
Investment in Securities	3,325
Investment in Affiliates	931
Other Receivables	17,938
Prepaid Expenses	1,908
Office Facilities	1,839
Other Assets	372,926
Total Assets	442,604

Trade Notes, Accounts Payable and Other Liabilities	6,529
Accrued Expenses	50,222
Current and Deferred Income Taxes	71,087
Long-Term Debt	31,016
Total Liabilities	158,854

Noncontrolling interests	27,850

Net	¥255,900

Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of the fiscal year ended March 31, 2013:

	Millions of yen
	March 31, 2013	March 31, 2014
Total revenues	¥1,162,081	¥1,371,773
Income from Continuing Operations	130,050	187,765

DAIKYO
Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed

The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed from DAIKYO. The acquisition occurred during the three months ended March 31, 2014, and purchase price allocation has not yet been finalized as of June 26, 2014. Because the fair value measurements of these assets and liabilities require estimates based on various assumptions, the provisional amounts are subject to change as more information about facts and circumstances that existed at the acquisition date becomes available.

Millions of yen
Provisional fair value amounts of assets, liabilities and noncontrolling interest
Cash and Cash Equivalents	¥105,328
Investment in Operating Leases	3,710
Investment in Securities	1,438
Investment in Affiliates	44,628
Other Receivables	17,284
Inventories	102,400
Prepaid Expenses	785
Office Facilities	9,274
Other Assets	73,390
Total Assets	358,237

Short-Term Debt	1,647
Trade Notes, Accounts Payable and Other Liabilities	63,909
Accrued Expenses	17,971
Current and Deferred Income Taxes	5,288
Security Deposits	6,289
Long-Term Debt	69,790
Total Liabilities	164,894

Noncontrolling interests	68,737

Net	¥124,606

Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of the fiscal year ended March 31, 2013:

	Millions of yen
	March 31, 2013	March 31, 2014
Total revenues	¥1,336,271	¥1,617,195
Income from Continuing Operations	133,572	203,243